SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Impairment of long-lived assets	$ 0	$ 0
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	0.7379
SGD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	1